Financial instruments - Categories (Details) - EUR (€)	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017	Jun. 30, 2017	Jan. 01, 2017
Category Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.	€ 1,657,461,000	€ 978,109,000	€ 978,109,000	€ 720,982,000	€ 708,882,000
trade accounts receivable and other receivables	3,552,215,000		3,389,326,000
accounts receivable related parties	135,142,000		111,643,000
Derivatives cash flow hedging instruments	1,728,000		561,000
Derivatives not designated as hedging instruments	104,180,000		113,713,000
Equity investments	138,530,000		33,806,000
Debt securities	155,187,000		3,483,000
Other financial assets	190,185,000		209,332,000
Financial assets	€ 5,934,628,000	4,834,897,000	4,839,973,000
Financial Assets At Amortised Cost [Member] | Financial Instruments Not Assigned To Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.		620,145,000	620,145,000
Financial Assets At Amortised Cost [Member] | Loans And Receivables Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
trade accounts receivable and other receivables		3,327,692,000	3,330,990,000
accounts receivable related parties		111,643,000	111,643,000
Other financial assets		129,614,000	130,964,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Financial Instruments Not Assigned To Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents.		357,964,000	357,964,000
Equity investments		7,259,000	7,259,000
Financial Assets At Fair Value Through Profit Or Loss Category [Member] | Financial Assets At Fair Value Through Profit Or Loss Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Derivatives not designated as hedging instruments		113,713,000	113,713,000
Assets And Liabilities Not Classified As Held For Sale [Member] | Financial Instruments Not Assigned To Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
trade accounts receivable and other receivables		58,144,000	58,336,000
Derivatives cash flow hedging instruments		561,000
Derivatives not designated as hedging instruments			561,000
Other financial assets		78,132,000	78,368,000
Assets And Liabilities Not Classified As Held For Sale [Member] | Financial Assets Availableforsale Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Debt securities		833,000	833,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Financial Instruments Not Assigned To Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Equity investments		10,537,000	10,537,000
Financial Assets At Fair Value Through Other Comprehensive Income Category [Member] | Financial Assets Availableforsale Category [Member]
Category Disclosure of detailed information about financial instruments [line items]
Equity investments		16,010,000	€ 16,010,000
Debt securities		€ 2,650,000